Related Party Transactions (Details) - Schedule of Due from Related Parties - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Due from related parties-current
Accounts receivable	[1]	$ 1,537,597	$ 359,994
Other receivables-current		13,859,350	346,517
Subtotal-due from related parties-current			346,517
Due from related parties-non current
Other receivables-non current		13,859,350
Subtotal-due from related parties-non current		13,859,350
Due to related parties-current
Due to related parties-current	[2]	704,947	896,431
Due to related parties-non current
Due to related parties-non current		7,905,290	8,581,743
Total		8,610,237	9,478,174
Software and service income
Technology service fee payable		19,741,689	17,379,144	$ 10,885,731
Loans from related parties
Loans from related parties			2,315,351	16,764,954
Zhejiang Baiqianyin [Member]
Due from related parties-current
Accounts receivable	[3]		48,860
Other receivables-current	[4]		297,657
Software and service income
Nature Software and service income				286,875
Interest-free loans from related parties
Interest-free loans repayment to related parties		141	1,788,230	5,470,627
Zhejiang Baiqianyin [Member] | Interest-free loans from Related parties [Member]
Interest-free loans from related parties
Interest-free loans repayment to related parties		290,076	1,783,326	5,782,216
Shanghai Aoshu [Member]
Due from related parties-current
Other receivables-current	[5]	19,796	20,377
Credit losses provisions [Member]
Due from related parties-current
Credit losses provisions		(19,796)	(20,377)
Zhizhen Guorui [Member]
Due from related parties-non current
Other receivables-non current	[6]	13,859,350
Due to related parties-current
Due to related parties-current		71,735	97,868
Software and service income
Related Party Transaction, Amounts of Transaction		13,896,539
Technology service fee payable		661,010	100,315
Technology service fee paid
Technology service fee paid		684,412
Interest-free loans to a related party
Interest-free loans to a related party		13,896,539
Shanghai Shenghan [Member]
Due to related parties-current
Due to related parties-current		83,036	201,465
Software and service income
Technology service fee payable				465,058
Technology service fee paid
Technology service fee paid		112,980
Interest-free loans from related parties
Interest-free loans repayment to related parties				139,517
Return of inventories to a related party
Return of inventories to a related party			239,330
Jiaxing Sound Core Intelligent Technology Co., LTD [Member]
Due to related parties-current
Due to related parties-current			32,622
Interest-free loans from related parties
Interest-free loans repayment to related parties		31,776	59,444
Jiaxing Chiyu Investment Partnership (limited Partnership) [Member]
Due to related parties-current
Due to related parties-current	[2]	422,541	434,959
Interest-free loans from related parties
Interest-free loans repayment to related parties			297,221
Jiaxing Chiyu Investment Partnership (limited Partnership) [Member] | Interest-free loans from Related parties [Member]
Interest-free loans from related parties
Interest-free loans repayment to related parties				775,097
Haiyin Capital Investment (International) Limited [Member]
Due to related parties-current
Due to related parties-current	[2]	127,635	129,517
Haiyin Capital Investment (International) Limited [Member] | Interest-free loans from Related parties [Member]
Interest-free loans from related parties
Interest-free loans repayment to related parties				126,744
Hui Yuan [Member]
Due to related parties-non current
Due to related parties-non current	[7]	7,905,290	8,581,743
Loans from related parties
Loans from related parties		400,000
Interest-free loans from related parties
Interest-free loans repayment to related parties		1,355,760	169,416	899,111
Hui Yuan [Member] | Interest-free loans from Related parties [Member]
Interest-free loans from related parties
Interest-free loans repayment to related parties			532,026	9,696,450
Tianjin Haiyin [Member]
Interest-free loans from related parties
Interest-free loans repayment to related parties				310,038
Tianjin Haiyin [Member] | Interest-free loans from Related parties [Member]
Interest-free loans from related parties
Interest-free loans repayment to related parties				310,038
Weng Wei [Member]
Interest-free loans from related parties
Interest-free loans repayment to related parties				74,409
Weng Wei [Member] | Interest-free loans from Related parties [Member]
Interest-free loans from related parties
Interest-free loans repayment to related parties				74,409
Shanghai Machinemind Intelligent Technology Co., Ltd. [Member]
Debt relief
Debt relief			$ 72,819

[1]	Receivables from third parties mainly includes funds lent to third parties. In October 2023, the Group entered into agreement to lend $774,659 to a third party, with maturity of one year and annual interest rate of 6.8%.
[2]	The balance represents the advance funds from related parties for daily operational purposes. The funds are interest-free, unsecured and repayable on demand.
[3]	In April 2023, the Group collected accounts receivable from Zhejiang Baiqianyin;
[4]	Other receivable from Zhejiang Baiqianyin consists of the interest-free borrowings for ordinary business. In April 2023, the Group collected other receivables from Zhejiang Baiqianyin;
[5]	Other receivable from Shanghai Aoshu was the payment to an employee on behalf of Shanghai Aoshu. For the year ended December 31, 2022, the Group made full provision of receivables from Shanghai Aoshu;
[6]	On March 31, 2023, the Group entered into agreement to provide a loan to Zhizhen Guorui, an equity investment of the Group, with a maximum amount of $14,084,705 (RMB100.0 million) and interest-free. As of December 31, 2023, the actual loan provided by the Group to Zhizhen Guorui amounted to $13,859,350 (RMB98.4 million). The Group considers the repayment of loan to Zhizhen Guorui will be extended to more than one year.
[7]	Hui Yuan provided several interest-free loans to the Group for its daily operation needs before 2022. In 2023, the Group entered into agreement with Hui Yuan to establish an annual interest rate for the outstanding loans. The interest shall be calculated at an annual rate of 6.8% based on the actual number of days used from January 1, 2023. The maturity of the loans from Hui Yuan will be extended based on mutual consent. As of December 31, 2022 and 2023, the corresponding balance due to Hui Yuan was $8,581,743 and $7,505,290, respectively.